Earnings per unit and cash distributions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Jun. 03, 2016	Jun. 30, 2016	Jun. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted				26,322,770
Incentive Distribution Right Target Distribution Per Unit				$ 0.3375
Incentive Distribution Right Target Distribution				$ 113,227
Non-Employee Directors [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Shares, Issued for Services		10,650
Phantom Units [Member] | Chief Executive OfficerChief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[1]	21,500
Parent Company [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution				$ 15,688
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.421875
Distribution Percentage To All Unit Holders				85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights				15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.50625
Distribution Percentage To All Unit Holders				75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights				25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders				50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights				50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted				13,156,060
Incentive Distribution Right Target Distribution Per Unit				$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Incentive Distribution Right Target Shares Distribution				97,538
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted				2,116,060

[1]	On May 27, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increased in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basis and diluted earnings per unit is the same.